Finance Receivables (Summary of Effect of Consolidation Financial Position) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Ricoh's Consolidated Financial Position [Member] USD ($)	Mar. 31, 2011 Ricoh's Consolidated Financial Position [Member] JPY (¥)	Mar. 31, 2011 Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member] USD ($)	Mar. 31, 2011 Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member] JPY (¥)
Finance Receivables Current	$ 2,514,108	¥ 208,671,000	¥ 196,144,000	$ 101,928	¥ 8,460,000	$ 20,313	¥ 1,686,000
Long-term finance receivables, net	5,370,867	445,782,000	445,896,000	190,952	15,849,000	82,253	6,827,000
Current maturities of long-term indebtedness	1,338,506	111,096,000	94,026,000	84,868	7,044,000	20,313	1,686,000
Secured loans caused by lease transactions				37,434	3,107,000
Long-term indebtedness	5,776,169	479,422,000	514,718,000	159,000	13,197,000	82,253	6,827,000
Secured loans caused by lease transactions, Longterm indebtdness				70,120	5,820,000
Cumulative Effect Adjustment to Retained Earnings	4,940	410,000
Cumulative effect Adjustment to Noncontrolling Interests	$ 4,723	¥ 392,000